Property, leasehold improvements and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, leasehold improvements and equipment
Schedule of property, leasehold improvements and equipment

	December 31,
	2022		2021		2020
Net carrying value:
Land (see note 10)	Ps.	1,426,363	Ps.	1,709,508	Ps.	1,709,508
Leasehold improvements		910,312		857,274		854,829
Machinery and equipment		41,297		53,600		72,867
Furniture and office equipment		50,106		22,786		27,940
Transportation equipment		38		51		287
Computer equipment		6,136		5,857		2,838
Construction in progress for leasehold improvements		131,843		75,220		32,200
	Ps.	2,566,095	Ps.	2,724,296	Ps.	2,700,469

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2020	Ps.	1,709,508		1,058,546		206,345		159,735		21,655		67,575		29,025		3,252,389
Acquisitions		—		—		8,380		440		—		3,973		134,821		147,614
Transfer		—		130,420		—		—		—		—		(130,420)		—
Other		—		—		—		(206)		—		(3,097)		(1,226)		(4,529)

Balance as of December 31, 2020		1,709,508		1,188,966		214,725		159,969		21,655		68,451		32,200		3,395,474
Acquisitions		—		463		208		1,908		—		5,023		114,129		121,731
Disposals		—		—		—		—		(2,393)		—		—		(2,393)
Transfer		—		70,373		53		590		—		—		(71,109)		(93)
Other		—		—		(7,237)		—		(1,003)		(330)		—		(8,570)

Balance as of December 31, 2021		1,709,508		1,259,802		207,749		162,467		18,259		73,144		75,220		3,506,149
Acquisitions		583		10,986		1,473		38,886		—		3,170		182,766		237,864
Disposals		—		—		—		—		—		(45)		—		(45)
Reclassification to improvements (note 10)		(283,728)		—		—		—		—		—		—		(283,728)
Transfers		—		113,155		—		—		—		—		(113,155)		—
Other		—		(1,697)		1,315		—		—		—		(12,988)		(13,370)
Balance as of December 31, 2022	Ps.	1,426,363	Ps.	1,382,246	Ps.	210,537	Ps.	201,353	Ps.	18,259	Ps.	76,269	Ps.	131,843	Ps.	3,446,870

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
Depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2020	Ps.	(272,461)		(122,734)		(124,630)		(20,100)		(65,363)		—		(605,288)
Depreciation		(61,676)		(19,124)		(7,720)		(1,268)		(2,532)		—		(92,320)
Disposals		—		—		—		—		—		—		—
Other		—		—		321		—		2,282		—		2,603

Balance as of December 31, 2020		(334,137)		(141,858)		(132,029)		(21,368)		(65,613)		—		(695,005)
Depreciation		(68,391)		(19,347)		(7,652)		(64)		(2,027)		—		(97,481)
Disposals		—		7,056		—		2,446		—		—		9,502
Other		—		—		—		778		353		—		1,131

Balance as of December 31, 2021		(402,528)		(154,149)		(139,681)		(18,208)		(67,287)		—		(781,853)
Depreciation		(69,406)		(15,091)		(11,566)		(13)		(2,891)		—		(98,967)
Disposals		—		—		—		—		45		—		45

Balance as of December 31, 2022	Ps.	(471,934)	Ps.	(169,240)	Ps.	(151,247)	Ps.	(18,221)	Ps.	(70,133)	Ps.	—	Ps.	(880,775)